Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
CIK	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2025
Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2025
Prospectus Date	rr_ProspectusDate	Jan. 28, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A